Investment Risk and Concentration (Details) - Covista Retirement Plan (the "Plan")	Dec. 31, 2025	Dec. 31, 2024
Fidelity 500 Index Inst Fund
Investment Risk and Concentration
Plan's investment percentages	21.00%	21.00%
Index Target Date 2045
Investment Risk and Concentration
Plan's investment percentages	22.00%	20.00%